Related parties	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related parties
Note 31 – Related parties

Transactions between related parties are carried out for amounts, terms and average rates in accordance with normal market practices during the period, and under reciprocal conditions.

Transactions between companies and investment funds, included in consolidation (note 2.4a), have been eliminated and do not affect the consolidated statements.

The principal unconsolidated related parties are as follows:

•	Itaú Unibanco Participações S.A. (IUPAR), Companhia E. Johnston de Participações S.A. (shareholder of IUPAR) and ITAÚSA, direct and indirect shareholders of ITAÚ UNIBANCO HOLDING;

•	The associates, non-financial subsidiaries and joint ventures of ITAÚSA, in particular Duratex S.A., Copagaz – Distribuidora de Gás S.A. and Alpargatas S.A.;

•	Investments in associates and joint ventures, in particular Porto Seguro Itaú Unibanco Participações S.A., BSF Holding S.A. and XP Inc.;

•
Pension Plans: Fundação Itaú Unibanco – Previdência Complementar and FUNBEP – Fundo de Pensão Multipatrocinado, closed-end supplementary pension entities, that administer retirement plans sponsored by ITAÚ UNIBANCO HOLDING, created exclusively for employees;

•
Associations: Associação Cubo Coworking Itaú – a partner entity of ITAÚ UNIBANCO HOLDING its purpose is to encourage and promote the discussion and development of alternative and innovative technologies, business models and solutions; the produce and disseminate the resulting technical and scientific knowledge; the attract and bring in new information technology talents that may be characterized as startups; and to research, develop and establish ecosystems for entrepreneur and startups;

•
Foundations and Institutes maintained by donations from ITAÚ UNIBANCO HOLDING and by the proceeds generated by their assets, so that they can accomplish their objectives and to maintain their operational and administrative structure:

Fundação Itaú para a Educação e Cultura
– promotes education, culture, social assistance, defense and guarantee of rights, and strengthening of civil society.

Instituto Unibanco
– supports projects focused on social assistance, particularly education, culture, promotion of integration into the labor market, and environmental protection, directly or as a supplement to civil institutions.

Instituto Unibanco de Cinema
– promotes culture in general and provides access of low-income families to screenings of films, videos, video-laser discs etc, in theaters and movie clubs which it owns or manages including showings of popular movies, in particular Brazilian productions.

Associação Itaú Viver Mais
– provides social services for the welfare of beneficiaries, on the terms defined in its Internal Regulations, and according to the funds available. These services may include the promotion of cultural, educational, sports, entertainment and healthcare activities.

a) Transactions with related parties:

	ITAÚ UNIBANCO HOLDING
	Annual rate	Assets / (Liabilities)		Revenues / (Expenses)
		12/31/2020	12/31/2019	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018

Short-term Interbank investments		18,539	1,000	63	58	—
Other	1.90%	18,539	1,000	63	58	—
Loan operations		591	83	56	6	187
Alpargatas S.A.	2.50% to 6% /SELIC + 2.35 /CDI + 3.85% to 3.95%	65	30	36	1	3
Duratex S.A.	CDI + 1.45%	515	—	19	—	—
Other	113% CDI	11	53	1	5	184
Securities and derivative financial instruments (assets and liabilities)		1,716	99	6	—	(138)
Investment funds		107	99	14	—	—
Copagaz – Distribuidora de Gás S.A.	CDI + 1.70%	950	—	1	—	—
Itaúsa S.A.	CDI + 2.40%	771	—	1	—	(138)
Other		(112)	—	(10)	—	—
Deposits		—	—	(1)	(1)	(10)
Other		—	—	(1)	(1)	(10)
Deposits received under securities repurchase agreements		(165)	(374)	(13)	(14)	(2)
Alpargatas S.A.	95% to 101% CDI	(107)	(4)	(11)	—	—
Duratex S.A.	78% to 99% CDI	(49)	(43)	(2)	(2)	(1)
Other	100% CDI	(9)	(327)	—	(12)	(1)
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses		(35)	(151)	26	3	50
Instituto Unibanco		123	—	3	—	2
Fundação Itaú Unibanco – Previdência Complementar		(93)	(93)	42	43	51
ConectCar Soluções de Mobilidade Eletrônica S.A.		(46)	(46)	7	7	4
Olímpia Promoção e Serviços S.A.		(9)	(5)	(45)	(31)	(25)
Itaúsa S.A.		(8)	1	12	(28)	6
Fundação Itaú para a Educação e Cultura		(4)	—	(3)	1	1
FUNBEP—Fundo de Pensão Multipatrocinado		(1)	—	7	7	6
Other		3	(8)	3	4	5
Rent		—	—	(31)	(39)	(46)
Fundação Itaú Unibanco – Previdência Complementar		—	—	(28)	(32)	(36)
FUNBEP – Fundo de Pensão Multipatrocinado		—	—	(3)	(6)	(7)
Other		—	—	—	(1)	(3)
Donation		(500)	—	(1,002)	(35)	(95)
Fundação Itaú para a Educação e Cultura		(500)	—	(1,000)	(35)	(95)
Other		—	—	(2)	—	—
Sponsorship		12	29	(16)	(15)	(32)
Associação Cubo Coworking Itaú		12	29	(16)	(14)	(31)
Other		—	—	—	(1)	(1)

Operations with Key Management Personnel of ITAÚ UNIBANCO HOLDING present Assets of R$ 65, Liabilities of R$ (6,623) and Results of R$ (58) (R$ 49, R$ (5,758) at 12/31/2019 and R$ (28) from 01/01 to 12/31/2019, respectively).

b) Compensation and Benefits of Key Management Personnel

Compensation and benefits attributed to Managers Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Fees	(578)	(499)	(481)
Profit sharing	(112)	(363)	(258)
Post-employment benefits	(9)	(6)	(9)
Share-based payment plan	(228)	(224)	(212)

Total	(927)	(1,092)	(960)

Total amounts related to share-based payment plans, personnel expenses and post-employment benefits is detailed in Notes 20, 23 and 26, respectively.